NON-WHOLLY-OWNED SUBSIDIARIES - Investments in Material Non-Wholly Owned Subsidiaries (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of subsidiaries [line items]
Current assets	$ 15,418	$ 14,493
Non-current assets	48,801	40,253
Current liabilities	13,912	12,133
Non-current liabilities	37,307	31,276
Revenues	46,587	37,635	$ 43,032
Net income (loss)	2,153	580	434
OCI	283	72	(198)
Equity allocated to others’ ownership interest	8,722	7,845
Business services
Disclosure of subsidiaries [line items]
Revenues	29,988	22,580	28,822
Infrastructure services
Disclosure of subsidiaries [line items]
Revenues	4,457	4,399	4,559
Industrials
Disclosure of subsidiaries [line items]
Revenues	12,142	10,656	9,651
Subsidiaries with material non-controlling interests
Disclosure of subsidiaries [line items]
Current assets	12,846	11,619
Non-current assets	47,170	38,554
Current liabilities	12,194	9,983
Non-current liabilities	35,393	30,573
Revenues	42,759	33,635	37,976
Net income (loss)	2,052	181	414
OCI	122	(63)	(207)
Profit/(loss) allocated to others’ ownership interest	1,410	333	332
Distributions to others’ ownership interest	(1,623)	(1,223)	(1,674)
Equity allocated to others’ ownership interest	8,066	7,070	6,967
Subsidiaries with material non-controlling interests | Business services
Disclosure of subsidiaries [line items]
Current assets	4,223	4,113
Non-current assets	13,275	12,741
Current liabilities	5,301	4,413
Non-current liabilities	7,153	7,093
Revenues	26,162	18,584	23,773
Net income (loss)	526	459	200
OCI	(71)	417	35
Profit/(loss) allocated to others’ ownership interest	351	350	111
Distributions to others’ ownership interest	(821)	(650)	(368)
Equity allocated to others’ ownership interest	3,257	3,969	3,166
Subsidiaries with material non-controlling interests | Infrastructure services
Disclosure of subsidiaries [line items]
Current assets	2,918	2,328
Non-current assets	13,096	8,092
Current liabilities	3,224	2,561
Non-current liabilities	10,642	7,248
Revenues	4,458	4,399	4,559
Net income (loss)	(294)	(281)	(446)
OCI	274	(120)	(138)
Profit/(loss) allocated to others’ ownership interest	(179)	(161)	(281)
Distributions to others’ ownership interest	(74)	(249)	(370)
Equity allocated to others’ ownership interest	1,296	355	833
Subsidiaries with material non-controlling interests | Industrials
Disclosure of subsidiaries [line items]
Current assets	5,705	5,178
Non-current assets	20,799	17,721
Current liabilities	3,669	3,009
Non-current liabilities	17,598	16,232
Revenues	12,139	10,652	9,644
Net income (loss)	1,820	3	660
OCI	(81)	(360)	(104)
Profit/(loss) allocated to others’ ownership interest	1,238	144	502
Distributions to others’ ownership interest	(728)	(324)	(936)
Equity allocated to others’ ownership interest	$ 3,513	$ 2,746	$ 2,968